Vessels	6 Months Ended
Jun. 30, 2019
Vessels
Vessels

4. Vessels

The movement in vessels is reported in the following table:

Cost	Vessels
As of January 1, 2019	2,859,265
Additions	2,570
Return of capital expenditures	(4,021)
Fully amortized dry-docking component	(2,500)
As of June 30, 2019	2,855,314
Accumulated depreciation
As of January 1, 2019	349,982
Depreciation expense	43,734
Fully amortized dry-docking component	(2,500)
As of June 30, 2019	391,216
Net book value
As of December 31, 2018	2,509,283
As of June 30, 2019	2,464,098

All vessels have been pledged as collateral under the terms of the Partnership’s bank loan agreements.

In April and May 2017, GasLog LNG Services entered into agreements in relation to investments in certain of the Partnership’s and GasLog’s vessels, with the aim of enhancing their operational performance. On March 7, 2019, GasLog LNG Services and one of its suppliers signed an interim agreement regarding the reimbursement of amounts already paid by the Partnership in respect of the aforementioned enhancements, which were not timely delivered. In accordance with the terms of this agreement, as of June 30, 2019, $4,021 has been reimbursed to the Partnership, which amount will be payable to the supplier on or before the rescheduled delivery date of July 31, 2019. If delivery does not occur on or before the rescheduled delivery date, an additional amount of $3,835 will be reimbursed to the Partnership.